Exhibit 99.3

Exception Level

Run Date - 5/20/2021

Loan ID	Seller Loan ID	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail
433394107		Credit		Resolved	Resolved	CIVW4YOOCMM-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)
433394108		Credit		Resolved	Resolved	5SKWNRRPOCY-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
433394108		Credit		Resolved	Resolved	5SKWNRRPOCY-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)
433394110		Eligibility		Resolved	Resolved	ZJPGYWY1KK4-AOA4RHKS	Property Type does not meet elig. requirement(s)	* Property Type does not meet eligibility requirement(s) (Lvl R)
433394111		Eligibility		Resolved	Resolved	APTOY50RWPA-AOA4RHKS	Property Type does not meet elig. requirement(s)	* Property Type does not meet eligibility requirement(s) (Lvl R)
433394111		Legal Docs		Resolved	Resolved	APTOY50RWPA-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)
433394111		Legal Docs		Resolved	Resolved	APTOY50RWPA-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)
433394111		Credit		Resolved	Resolved	APTOY50RWPA-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)
433394133		Credit		Resolved	Resolved	KZS0FL44NYF-0BLBZVJN	Credit	* Missing Documentation (Lvl R)

Loan ID	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
433394107	The guidelines [redacted], transaction type requires cash out proceeds must be wired to a business account. The file contains an email correspondence between the lender and title company whcih indicates the title company will deposit the proceeds in the [redacted] account, which a copy of the voided check was provided. The file contains a copy of the voided check located on page 582; however, the account is not a business account.		[redacted] Response: [redacted] An exception was issued for this loan due to the borrower’s extensive history in investment properties and citing a LOE for the use of the funds.		[redacted]: Cleared	[redacted]: Cleared
433394108	The loan closed in the name of an entity. The file is missing the ITIN for the borrowers business.		[redacted] Response: [redacted] Please see the attached W9		[redacted]: Cleared	[redacted]: Cleared
433394108	The guidelines section [redacted], indicates a minimum of $50,000 equity is required. The subject loan amount is [redacted] and value is [redacted]. The equity remaining is [redacted]. The file did not include an approved exception.		[redacted] Response: [redacted] Please see the attached exception		[redacted]: Cleared	[redacted]: Cleared
433394110	The HOA questionnaire located on page 418 confirms the project has a total of [redacted] units with [redacted] or 67.02% investment units. The guidelines section [redacted] Established Projects requires 50% of the units must be owner occupied. [redacted] guidelines section [redacted], Inegligible Properties reflects non warrantable condos are not eligible under the [redacted] program.		The inclusion of Non-warrantable condo in the Ineligible Properties section of the [redacted] Program Description inguidelines dated [redacted] is a clerical error and a remnant from prior versions of the guideline where Non-warrantable guidelinescondos were not allowed. This change in eligible properties took place with new guidelines published [redacted]. The error has been corrected in the upcoming version of the guidelines.		[redacted]: Cleared	[redacted]: Cleared
433394111	The appraisal located on page 127 confirms the property is located in a rural area. The guidelines dated [redacted], [redacted], ineligible properties, confirms rural properties are ineligible under the [redacted] program. The loan approval located on page 597, condition # 633, dated [redacted] confirms the subject is RURAL and DSCR is now [redacted]. DSCR does not allow for RURAL properties	[redacted] Guidelines dated [redacted], pages 90-91 state that "The determination of a rural property will be made based on the review of the appraisal by [redacted]."
			Although the appraiser indicated that the location of the property was rural, the property is located approximately 17 miles from [redacted]. Additionally, all comparables are within 1 to 2.25 miles of the subject property, the area is over 75% built up, and the marketing time for properties is under 3 months. Based on the location of the subject and the infrastructure around it, [redacted] determined that the property was not rural.		[redacted]: Cleared	[redacted]: Cleared
433394111	The note is not executed by the borrower.				[redacted]: Cleared	[redacted]: Cleared
433394111	The note riders are not executed by the borrower.
433394111	The guidelines section [redacted], Reserves requires when reserves are required to be verified, they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file contains a statement from [redacted] dated [redacted] located on page 35. The file does not include two full months of statements as required to document reserves.	[redacted]: Borrower provided History for [redacted] account dating from [redacted] to [redacted]. Additionally, the borrower then provided the most recent statement for this account dated [redacted] which provided transactions through [redacted]. This provides an account history from [redacted] through [redacted] which is in excess of the required 2 months. [redacted] used this information to validate the reserves. The next full statement following the [redacted] statement was not available at the time of funding. Please see account history and most recent statement below.	[redacted]: Cleared

[redacted]: Not Cleared. The lender provided one month of statements or two [redacted] accounts ending with [redacted] and [redacted]. The guidelines require two full months of statements. Still need two full months.	[redacted]: Cleared

[redacted]: Not Cleared. The lender provided one month of statements or two [redacted] accounts ending with [redacted] and [redacted]. The guidelines require two full months of statements. Still need two full months.
433394133	The file is missing evidence of the ITIN for the borrowers business.				[redacted]: Cleared	[redacted]: Cleared